LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 5, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012 OF

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

The following language replaces the section of the portfolios’ Statement of Additional Information titled “Investment Management and Other Services — Portfolio Managers — Other Accounts Managed by the Portfolio Managers”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the portfolios. Unless noted otherwise, all information is provided as of December 31, 2011.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the portfolios) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Allocation 50%	Steven Bleiberg	Registered investment companies	19	1.65 billion	None	None
		Other pooled investment vehicles	34	2.88 billion	None	None
		Other accounts	1	142 million	None	None
	Y. Wayne Lin*	Registered investment companies	13	235 million	None	None
		Other pooled investment vehicles	None	None	None	None
		Other accounts	None	None	None	None

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
	Patricia Duffy*	Registered investment companies	None	None	None	None
		Other pooled investment vehicles	None	None	None	None
		Other accounts	None	None	None	None
Allocation 70%	Steven Bleiberg	Registered investment companies	19	1.72 billion	None	None
		Other pooled investment vehicles	34	2.88 billion	None	None
		Other accounts	1	142 million	None	None
	Y. Wayne Lin*	Registered investment companies	13	235 million	None	None
		Other pooled investment vehicles	None	None	None	None
		Other accounts	None	None	None	None
	Patricia Duffy*	Registered investment companies	None	None	None	None
		Other pooled investment vehicles	None	None	None	None
		Other accounts	None	None	None	None
Allocation 85%	Steven Bleiberg	Registered investment companies	19	1.67 billion	None	None
		Other pooled investment vehicles	34	2.88 billion	None	None
		Other accounts	1	142 million	None	None

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Y. Wayne Lin*	Registered investment companies	13	235 million	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None
Patricia Duffy*	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

*Information provided as of May 31, 2012

Portfolio Manager Securities Ownership

The table below identifies ownership of each portfolio’s securities by the portfolio managers as of January 31, 2012. None of the portfolio managers own portfolio shares because portfolio shares are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts or through certain qualified retirement and pension plans.

Fund	Portfolio Managers	Dollar Range of Ownership of Securities ($)
Allocation 85%	Steven Bleiberg Y. Wayne Lin*	None None
	Patricia Duffy*	None

Allocation 70%	Steven Bleiberg Y. Wayne Lin*	None None
	Patricia Duffy*	None

Allocation 50%	Steven Bleiberg Y. Wayne Lin*	None None
	Patricia Duffy*	None

*Information provided as of May 31, 2012.

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